Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net earnings	$ 706.9	$ 517.7	$ 481.1
Adjustment to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	626.3	614.6	632.8
Amortization of debt issue costs	19.7	19.9	29.4
Gain on sale of assets	0	(31.6)	(23.5)
Gain on mFoundry acquisition	0	(9.2)	0
Stock-based compensation	55.7	53.4	83.8
Deferred income taxes	(5.5)	1.5	(40.9)
Excess income tax benefit from exercise of stock options	(39.5)	(40.4)	(30.6)
Other operating activities, net	20.9	0	0
Net changes in assets and liabilities, net of effects from acquisitions and foreign currency:
Trade receivables	(115.2)	(56.1)	(68.0)
Settlement activity	(6.3)	(1.7)	(16.8)
Prepaid expenses and other assets	(34.2)	(41.5)	(9.0)
Deferred contract costs	(86.6)	(67.1)	(60.0)
Deferred revenue	32.5	(60.7)	(11.1)
Accounts payable, accrued liabilities, and other liabilities	(9.8)	161.5	79.5
Net cash provided by operating activities	1,164.9	1,060.3	1,046.7
Cash flows from investing activities:
Additions to property and equipment	(148.5)	(131.7)	(123.7)
Additions to computer software	(222.7)	(204.5)	(172.4)
Acquisitions, net of cash acquired	(595.2)	(150.5)	(63.6)
Net proceeds from sale of assets	0	26.8	339.5
Other investing activities, net	(18.2)	(4.8)	(3.0)
Net cash used in investing activities	(984.6)	(464.7)	(23.2)
Cash flows from financing activities:
Borrowings	7,936.1	10,494.4	11,160.3
Repayment of borrowings and capital lease obligations	(7,364.2)	(10,421.8)	(11,587.4)
Debt issuance costs	(13.8)	(18.7)	(48.3)
Excess income tax benefit from exercise of stock options	39.5	40.4	30.6
Proceeds from exercise of stock options	61.1	143.0	276.6
Treasury stock activity	(521.9)	(475.9)	(511.3)
Dividends paid	(275.1)	(256.3)	(234.8)
Distributions to Brazilian Venture partner	(34.8)	0	0
Other financing activities, net	(25.0)	(51.1)	(6.5)
Net cash used in financing activities	(198.1)	(546.0)	(920.8)
Effect of foreign currency exchange rate changes on cash	(36.9)	(19.7)	(0.6)
Net increase (decrease) in cash and cash equivalents	(54.7)	29.9	102.1
Cash and cash equivalents, beginning of year	547.5	517.6	415.5
Cash and cash equivalents, end of year	492.8	547.5	517.6
Supplemental cash flow information:
Cash paid for interest	168.7	193.5	200.1
Cash paid for income taxes	$ 291.8	$ 320.3	$ 316.3